Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Disclosure
Total impairment charges	$ 4,764	$ 9,440	$ 1,276
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member]
Impairment Disclosure
Fair value disclosure for impairment	10,487	195,294	8,783
Total impairment charges	11,643	13,273	2,322
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Net Investments In Properties [Member]
Impairment Disclosure
Fair value disclosure for impairment	4,876	85,462
Total impairment charges	3,750	7,515
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Net Investments In Direct Financing Lease [Member]
Impairment Disclosure
Fair value disclosure for impairment	0	104,147	6,608
Total impairment charges	10	1,925	1,276
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Equity Investments in Real Estate [Member]
Impairment Disclosure
Fair value disclosure for impairment	4,587	5,685	1,226
Total impairment charges	6,879	3,833	1,046
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Intangible Assets [Member]
Impairment Disclosure
Fair value disclosure for impairment	1,024		949
Total impairment charges	1,004
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member]
Impairment Disclosure
Fair value disclosure for impairment	23,825	87,266	50,252
Total impairment charges	11,294	14,223	8,532
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Net Investments In Properties [Member]
Impairment Disclosure
Fair value disclosure for impairment	11,125	50,614	17,295
Total impairment charges	7,022	13,341	2,835
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Net Investments In Direct Financing Lease [Member]
Impairment Disclosure
Fair value disclosure for impairment	7,200	35,097	32,957
Total impairment charges	293	433	5,697
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Intangible Assets [Member]
Impairment Disclosure
Fair value disclosure for impairment	5,500	1,555
Total impairment charges	$ 3,979	$ 449